Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Schedule of Exchange Rates Used to Convert Australian Dollar into US Dollars

Unless otherwise noted, the exchange rates used to convert Australian dollar denominated amounts into US dollars in the consolidated financial statements are as follows:

(US$1 = A$)	2014	31 March 2013	2012
Assets and liabilities	1.0845	0.9597	0.9614
Statements of operations	1.0716	0.9694	0.9573
Cash flows – beginning cash	0.9597	0.9614	0.9676
Cash flows – ending cash	1.0845	0.9597	0.9614
Cash flows – current period movements	1.0716	0.9694	0.9573

Property, Plant and Equipment Estimated Useful Lives

Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives:

Years
Buildings	40
Building improvements	5 to 40
Manufacturing machinery	10 to 20
General equipment	5 to 10
Computer equipment, software, and software development	3 to 7
Office furniture and equipment	3 to 10

Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share

Accordingly, basic and dilutive common shares outstanding used in determining net income per share are as follows:

	Years Ended 31 March
(Millions of shares)	2014	2013	2012

Basic common shares outstanding	442.6	439.2	436.2
Dilutive effect of stock awards	2.0	1.4	1.7

Diluted common shares outstanding	444.6	440.6	437.9

(US dollars)	2014	2013	2012

Net income per share - basic	$0.22	$0.10	$1.39
Net income per share - diluted	$0.22	$0.10	$1.38